Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Antidilutive Shares Computation of Earnings (Loss) Per Share

Since their impact would be anti-dilutive, our loss per common share does not include the effect of the assumed exercise or vesting of any of the following shares:

	2020	2019	2018
Outstanding stock options	7,863	13,725	14,032
Unvested restricted stock awards	-	33	200
Outstanding warrants	623,921	1,618,123	379,684
Total	631,784	1,631,881	393,916

Allied Integral United Inc [Member]
Schedule of Antidilutive Shares Computation of Earnings (Loss) Per Share

The following tables set forth the potentially dilutive shares that were anti-dilutive in their respective periods as the Company had net losses in 2020 and 2019, respectively.

Dilution shares calculation	For the year ended December 31,
	2020	2019
Series A 6.75% Preferred Stock Convertible	9,213,705	8,666,481
Series I 10.25% Preferred Stock Convertible	460,393	87,005
Limited Partnership Units	657,079	500,035
Warrants	1,040,879	577,683
Total participating securities (1)	11,372,056	9,831,204